September 28, 2017

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Prudential Jennison Small Company Fund, Inc.: Form N-1A Post-Effective Amendment No. 64 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 65 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 002-68723

Investment Company Act No. 811-03084

Dear Sir or Madam:

On behalf of Prudential Jenison Small Company Fund, Inc. (the “Company”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing is Post-Effective Amendment No. 64 to the Registration Statement under the 1933 Act and Amendment No. 65 to the Registration Statement under the 1940 Act (the “Amendment”).

This filing is being made pursuant to Rule 485(a) under the 1933 Act in order to add disclosure regarding two new share classes known as Class R2 and Class R4 to the Company’s prospectus and statement of additional information. The Company intends to file a subsequent post-effective amendment on or before November 27, 2017 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material financial and other information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-802-6469. Thank you for your assistance in this matter.

Sincerely yours,

/s/ Jonathan D. Shain Jonathan D. Shain Assistant Secretary